Other Income and Deductions Other Income and Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Other income:
Office space rental income	[1]	$ 11		$ 11		$ 11
Sale of land	[2]	5		2		1
Mineral rights royalty revenue	[2]	4		4		5
All other		15		14		9
Total other income		35		31		26
Other deductions:
Impairment of remaining equipment from cancelled generation development program		0		0		27	[2]
All other		13		13		26
Total other deductions		95		276		53
Favorable purchase and sales contracts [Member]
Other deductions:
Impairment of intangible assets		8	[2]	183	[2]	0
Environmental allowances and credits [Member]
Other deductions:
Impairment of intangible assets		55	[2]	80	[2]	0
Mining development costs [Member]
Other deductions:
Impairment of intangible assets		$ 19	[2]	$ 0		$ 0

[1]	Reported in Corporate and Other.
[2]	Reported in Competitive Electric segment.